CASH AND BANKS (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Banks

	2022	2021
In Pesos	661,224	519,359
In Dollars	1,477	122,459
In Euros	1,904	2,426
Total	664,605	644,244